Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2022
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Significant Accounting Policies

Note 1 Summary of significant accounting policies

Corporate information

NOVONIX Limited (“NOVONIX,” the “Company,” or the “Group”) is a battery technology and materials business that provides advanced products and mission critical services to leading battery manufacturers, materials companies, automotive original equipment manufacturers (“OEMs”) as well as consumer electronics manufacturers at the forefront of the global electrification economy.

NOVONIX was incorporated under the laws of Australia in 2012 under the name Graphitecorp Pty Limited. In 2015, the Company completed an initial public offering of its ordinary shares and the listing of its ordinary shares on the Australian Securities Exchange, or the ASX, and changed the Company’s name to GRAPHITECORP Limited. In 2017, the Company changed its name to NOVONIX Limited.

The Company’s headquarters is located at Level 8, 46 Edward Street, Brisbane, Queensland 4000, Australia, and the Company’s registered office is located at Level 11, 66 Eagle Street, Brisbane Queensland, Australia.

The financial statements were authorized for issue by the Directors on August 31, 2022. The Directors have the power to amend and reissue the financial statements.

Basis of preparation

These general-purpose financial statements have been prepared in accordance with International Financial Reporting Standards (”IFRS”) as issued by the International Accounting Standards Board (“IASB”). Material accounting policies adopted in the preparation of these consolidated financial statements are presented below and have been consistently applied unless stated otherwise.

Except for cash flow information, the consolidated financial statements have been prepared on an accruals basis and are based on historical costs, modified, where applicable, by the measurement at fair value of selected non-current assets, financial assets and financial liabilities.

Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the normal course of business.

As disclosed in these consolidated financial statements , the Group incurred a net loss of $71,441,024 (June 30, 2021: $18,076,077) and net operating cash outflows of $40,353,292 (June 30, 2021: $8,172,064) for the year ended June 30, 2022. As at June 30, 2022 the Group has a cash balance of $207,083,935 (30 June 2021: $136,663,976) and net current assets of $223,906,897 (30 June 2021: $138,671,009).

The Group is continuing to execute on its expansion plans of reaching production capacity of 40,000 tonnes per year by 2025 and in order to fund these expansionary activities, which will primarily involve significant capital expenditure, additional funding beyond the existing cash balance at 30 June 2022 will be required.

The ability of the Group to continue as a going concern is principally dependent upon one or more of the following:

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the successful and profitable growth of the battery materials, battery consulting and battery technology businesses;
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the ability of the Group to meet its cash flow forecasts; and
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the ability of the Group to raise funds as and when necessary from either customers, governments and/or investors in the form of debt, equity and/or grant funding.

These conditions give rise to a material uncertainty which may cast significant doubt (or substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) over the Group’s ability to continue as a going concern.

The directors believe that the going concern basis of preparation is appropriate as the Group has a strong history of being able to raise capital from debt and equity sources, raising $208 million in September 2021 following the investment made by Phillips 66, as well as $131 million in March and May 2021.

The Directors have considered the impact of COVID 19 and found that the pandemic has not had a significant effect on the Group’s ability to continue as a going concern.

Should the Group be unable to continue as a going concern, it may be required to realise its assets and extinguish its liabilities other than in the ordinary course of business, and at amounts that differ from those stated in these consolidated financial statements.

These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.

These consolidated financial statements were authorized for issue by the Directors on August 31, 2022. The Directors have the power to amend and reissue these consolidated financial statements.

Principles of consolidation

These consolidated financial statements incorporate the assets and liabilities of all subsidiaries of NOVONIX Limited (‘Company’ or ‘Parent Entity’) as at June 30, 2021 and the results of all subsidiaries for the year then ended. NOVONIX Limited and its subsidiaries together are referred to in these financial statements as the ‘Group’.

Subsidiaries are all those entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between entities in the Group are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred.

Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Where equity instruments are issued in a business combination, the fair value of the instruments is their published market price as at the date of exchange. Transaction costs arising on the issue of equity instruments are recognized directly in equity. The consideration transferred also includes the fair value of any asset or liability resulting from a contingent consideration arrangement.

With limited exceptions, all identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, over the net fair value of the Group's share of the identifiable net assets acquired is recognized as goodwill. If the consideration transferred of the acquisition is less than the Group's share of the net fair value of the identifiable net assets of the subsidiary, the difference is recognized as a gain in the profit and loss in the Consolidated Statement of Profit or Loss and Other Comprehensive Income, but only after a reassessment of the identification and measurement of the net assets acquired.

Where settlement of any part of the cash consideration is deferred, the amounts payable in the future are discounted to their present value, as at the date of exchange. The discount rate used is the entity's incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy based on the inputs used:

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Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets or liabilities

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Level 2 – Inputs are inputs other than quoted prices included within Level 1, which are observable for the asset or liability either directly or indirectly

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Level 3 – Inputs are unobservable inputs for the asset or liability

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Income tax

The income tax expense or benefit for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior periods, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:

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When the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or

(i)

•

When the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

Revenue recognition

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

Sales of Goods

Revenue for the hardware is recognized at a point in time when the hardware is delivered, the legal title has passed and the customer has accepted the hardware.

Consulting services

The consulting division provides battery cell design, implementation and support services under fixed-price and variable price contracts. Revenue from providing services is recognized in the accounting period in which the services are rendered. For fixed-price contracts, revenue is recognized based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided because the customer receives and uses the benefits simultaneously. This is determined based on the actual labor hours spent relative to the total expected labor hours.

Where the contracts include multiple performance obligations, the transaction price will be allocated to each performance obligation based on the stand-alone selling prices. Where these are not directly observable, they are estimated based on expected cost-plus margin.

Contract balances

Trade and other receivables

A receivable is recognized when the Group’s right to consideration is unconditional, which is generally when goods are delivered or services are performed, as only the passage of time is required before payment is due.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

Other income

Interest

Interest income is recognized as interest accrues using the effective interest method. This is a method of calculating the amortized cost of a financial asset and allocating the interest income over the relevant period using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the net carrying amount of the financial asset.

Grant revenue

Grants from government bodies are recognized at their fair value where there is a reasonable assurance that the grant will be received and the group will comply with all attached conditions.

Operating segments

Operating segments are presented using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers (‘CODMs’). The CODMs are responsible for the allocation of resources to operating segments and assessing their performance.

Current and non-current classification

Assets and liabilities are presented in the balance sheet based on current and non-current classification.

An asset is classified as current when: it is either expected to be realized or intended to be sold or consumed in normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are always classified as non-current.

Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

For the statement of cash flows presentation purposes, cash and cash equivalents also includes bank overdrafts, which are shown within borrowings in current liabilities on the balance sheet.

Other receivables

Other receivables are recognized at amortized cost, less any provision for impairment.

Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of manufactured products includes direct materials, direct labor and an appropriate proportion of variable and fixed overheads. Costs are assigned to individual items of inventory on the basis of weighted average costs.

Exploration and evaluation assets

Exploration and evaluation expenditure incurred is accumulated in respect of each identifiable area of interest. Such expenditures comprise net direct costs and an appropriate portion of related overhead expenditure but do not include overheads or administration expenditure not having a specific nexus with a particular area of interest. These costs are only carried forward to the extent that they are expected to be recouped through the successful development of the area or where activities in the area have not yet reached a stage which permits reasonable assessment of the existence of economically recoverable reserves and active or significant operations in relation to the area are continuing.

A regular review has been undertaken on each area of interest to determine the appropriateness of continuing to carry forward costs in relation to that area of interest.

An impairment charge is recognized when the Directors are of the opinion that the carried forward net cost may not be recoverable or the right of tenure in the area lapses.

When production commences, the accumulated costs for the relevant area of interest are amortized over the life of the area according to the rate of depletion of the economically recoverable reserves.

Loan notes

Loan notes are initially measured at fair value less transaction costs.

Amortized cost is calculated as the amount at which the loan note is measured at initial recognition less principal repayments, and adjusted for any cumulative amortization of the difference between that initial amount and the maturity amount calculated using the effective interest method.

The effective interest method is used to allocate interest expense over the relevant period and is equivalent to the rate that discounts estimated future cash payments over the expected life of the financial instrument to the net carrying amount of the financial liability.

Non-derivative financial liabilities, other than financial guarantees, are subsequently measured at amortized cost. Gains or losses are recognized in profit or loss through the amortization process and when then financial liability is derecognized.

Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Buildings	25 years
Plant and equipment	2 - 20 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An item of plant and equipment is derecognized upon disposal or when there is no future economic benefit to the Group. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.

Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year and which are unpaid. Due to their short-term nature they are measured at amortized cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Leases

The group leases a warehouse in Tennessee from which the NOVONIX Anode Materials business operates.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

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fixed payments (including in-substance fixed payments), less any lease incentives receivable
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variable lease payments that are based on an index or a rate, initially measured using the index or rate as at the commencement date
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amounts expected to be payable by the group under residual value guarantees
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the exercise price of a purchase option if the group is reasonably certain to exercise that option, and
•
payments of penalties for terminating the lease, if the lease term reflects the group exercising that option.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

To determine the incremental borrowing rate, the group:

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where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received
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uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by NOVONIX Limited, which does not have recent third party financing, and
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makes adjustments specific to the lease, e.g. term, country, currency and security.

The group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

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the amount of the initial measurement of lease liability
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any lease payments made at or before the commencement date less any lease incentives received
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any initial direct costs, and
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restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life. The group does not revalue the right-of-use buildings held by the group.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

Extension options are included in property and equipment leases across the group. These are used to maximize operational flexibility in terms of managing the assets used in the group’s operations. The extension options held are exercisable only by the group and not by the lessor.

When the group revises its estimate of the term of any lease (because, for example, it re-assesses the probability of a lessee extension or termination option being exercised), it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted using a revised discount rate. The carrying value of lease liabilities is similarly revised when the variable element of future lease payments dependent on a rate or index is revised, except the discount rate remains unchanged. In both cases an equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortized over the remaining

(revised) lease term. If the carrying amount of the right-of-use asset is adjusted to zero, any further reduction is recognized in profit or loss.

When the group renegotiates the contractual terms of a lease with the lessor, the accounting depends on the nature of the modification:

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if the renegotiation results in one or more additional assets being leased for an amount commensurate with the standalone price for the additional rights-of-use obtained, the modification is accounted for as a separate lease in accordance with the above policy
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in all other cases where the renegotiated increases the scope of the lease (whether that is an extension to the lease term, or one or more additional assets being leased), the lease liability is remeasured using the discount rate applicable on the modification date, with the right-of-use asset being adjusted by the same amount
•
if the renegotiation results in a decrease in the scope of the lease, both the carrying amount of the lease liability and right-of-use asset are reduced by the same proportion to reflect the partial of full termination of the lease with any difference recognized in profit or loss. The lease liability is then further adjusted to ensure its carrying amount reflects the amount of the renegotiated payments over the renegotiated term, with the modified lease payments discounted at the rate applicable on the modification date. The right-of-use asset is adjusted by the same amount.

Investments and other financial assets

Classification

The group classifies its financial assets in the following measurement categories:

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those to be measured subsequently at fair value (either through OCI or through profit or loss), and
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those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards or ownership.

Measurement

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

The group subsequently measures all equity investments at fair value. Where the group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification or fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in Profit or Loss as other income when the group’s right to receive payments is established.

Changes in fair value of financial assets at FVPL are recognized in other gains/(losses) in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.

Employee benefits

Short-term employee benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

The liability for long service leave not expected to be settled within 12 months of the reporting date are measured as the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

Share-based payments

Equity-settled share-based compensation benefits are provided to employees. Equity-settled transactions are awards of shares, options or performance rights over shares, that are provided to employees in exchange for the rendering of services.

The cost of equity-settled transactions are measured at fair value on grant date. Fair value is determined using various valuation methods including Black Scholes, Binomial and the Monte Carlo Simulation method that takes into account the exercise price, the term of the performance right, the impact of dilution, the share price at grant date and expect price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the performance right.

The cost of equity-settled transactions are recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

Share-based payment expenses are recognized over the period during which the employee provides the relevant services. This period may commence prior to the grant date. In this situation, the entity estimates the grant date fair value of the equity instruments for the purposes of recognizing the services received during the period between service commencement date and grant date. Once the grant date has been established, the earlier estimate is revised so that the amount recognized for services received is ultimately based on the grant date fair value of the equity instruments.

If the non-vesting condition is within the control of the Group or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Group or employee and is not satisfied during the vesting period, any remaining expense for the award is recognized over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognized immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.

Issued capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Impairment of Non-Financial Assets

At the end of each reporting period, the Group assesses whether there is any indication that an asset may be impaired. The assessment will include the consideration of external and internal sources of information, including dividends received from subsidiaries, associates or joint ventures deemed to be out of pre-acquisition profits. If such an indication exists, an impairment test is carried out on the asset by comparing the recoverable amount of the asset, being the higher of the asset’s fair value less costs of disposal and value in use, to the asset’s carrying amount. Any excess of the assets carrying amount over its recoverable amount is recognized immediately in profit or loss, unless the asset is carried at a revalued amount in accordance with another Standard. Any impairment loss of a revalued asset is treated as a revaluation decrease in accordance with that other Standard.

Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Impairment testing is performed annually for goodwill, intangible assets with indefinite lives and intangible assets not yet available for use.

Intangible Assets Other than Goodwill

Brand Name

Brand names are recognized at fair value on the date of acquisition. They have a finite life and are subsequently carried at cost less any accumulated amortization and any impairment losses. Brand names are amortized over their useful life of 10 years.

Technology

Technology is recognized at fair value on the date of acquisition. It has a finite life and is subsequently carried at cost less any accumulated amortization and any impairment losses. Technology is amortized over its useful life of 5 years.

Software

Software is recognized at fair value on the date of acquisition. It has a finite life and is subsequently carried at cost less any accumulated amortization and any impairment losses. Software is amortized over its useful life of 3 years.

Goodwill

Goodwill acquired on a business combination is initially measured at cost, being the excess of the consideration transferred for the business combination over the Group’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities.

Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill is reviewed for impairment, annually, or more frequently, if events or changes in circumstances indicate that the carrying value may be impaired (refer note 18).

As at the acquisition date, any goodwill acquired is allocated to each of the cash-generating units that are expected to benefit from the combination’s synergies.

Impairment is determined by assessing the recoverable amount of the cash-generating unit to which the goodwill relates.

Where the recoverable amount of the cash-generating unit is less than the carrying amount, an impairment loss is recognized.

Where goodwill forms part of a cash-generating unit and part of the operation within that unit is disposed, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation.

Disposed goodwill in this circumstance is measured on the basis of the relative values of the disposed operation and the portion of the cash-generating unit retained.

Borrowing costs

Borrowing costs are recognized in profit or loss in the period in which they are incurred.

Foreign Currency Transactions and Balances

Functional and presentation currency

The functional currency of each of the Group’s entities is the currency of the primary economic environment in which that entity operates. The consolidated financial statements are presented in Australian dollars, which is the parent entity’s functional currency.

Transactions and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items are recognized in profit or loss, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized directly in other comprehensive income to the extent that the underlying gain or loss is recognized in other comprehensive income; otherwise the exchange difference is recognized in profit or loss.

Group companies

The financial results and position of foreign operations, whose functional currency is different from the Group’s presentation currency, are translated as follows:

‑ Assets and liabilities are translated at exchange rates prevailing at the end of the reporting period;

‑ Income and expenses are translated at the average exchange rates for the period; and

‑ Accumulated losses are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations with functional currencies other than Australian dollars are recognized in other comprehensive income and included in the foreign currency translation reserve in the balance sheet. The cumulative amount of these differences is reclassified into profit or loss in the period in which the operation is disposed of.

Earnings per Share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to the owners of NOVONIX Limited, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.

Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Goods and Services Tax (‘GST’) and other similar taxes

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

New and amended standards and interpretations

The Group has adopted all of the new, revised or amending accounting standards and interpretations issued by the International Accounting Standards Board that are mandatory for the current reporting period. None of the new and amended standards have had any material impact on the financial statements.

Standards issued but not yet effective

Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (including Amendment to IAS 1 –Classification of Liabilities as Current or Non-current – Deferral of Effective Date issued in July 2020):

In January 2020, the International Accounting Standards Board (“IASB”) issued Classification of Liabilities as Current or Non-current, which amended IAS 1 Presentation of Financial Statements. The amendments clarified how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances. The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. The Group is currently evaluating the impact, if any, this standard will have on the consolidated financial statements.

Amendments to IAS 37 – Onerous Contracts: Cost of Fulfilling a Contract:

In May 2020, the IASB issued Onerous Contracts: Cost of Fulfilling a Contract, which amended IAS 37Provisions, Contingent Liabilities and Contingent Assets. The amendments specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted. Entities apply the amendments to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. The comparatives are not restated. The Group is currently evaluating the impact, if any, this standard will have on the consolidated financial statements.

Critical accounting estimates and judgements

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed below.

Exploration and evaluation costs

Exploration and evaluation costs have been capitalized on the basis that the Group intend to commence commercial production in the future, from which time the costs will be amortized in proportion to the depletion of the mineral resources. Key judgements are applied in considering costs to be capitalized which includes determining expenditures directly related to these activities and allocating overheads between those that are expensed and capitalized.

In addition, costs are only capitalized that are expected to be recovered either through successful development or sale of the relevant mining interest. Factors that could impact the future commercial production at the mine include the level of reserves and resources, future technology changes, which could impact the cost of mining, future legal changes and changes in commodity prices. To the extent that capitalized costs are determined not to be recoverable in the future, they will be written off in the period in which this determination is made.

Value of intangible assets relating to acquisitions

The Group has allocated portions of the cost of acquisitions to technology intangibles, valued using the relief from royalty method. These calculations require the use of assumptions including future revenue forecasts and a royalty rate. Technology is amortized over its useful life of 5 years.

Impairment of goodwill and identifiable intangible assets

The Group determines whether goodwill is impaired on an annual basis. This assessment requires an estimation of the recoverable amount of the cash-generating units to which the goodwill is allocated.

Share based payment transactions

The Group measures the cost of equity settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using either a binomial or Monte Carlo option pricing model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions, including share price volatility, interest rates and vesting periods would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact the profit or loss and equity.

Fair Value of Financial Instruments carried at fair value through profit loss

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The group uses its judgement to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period. For details of the key assumptions used and the impact of changes to these assumptions see note 16.

Other areas of critical accounting estimates and judgements include:

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Unused tax losses for which no deferred tax asset has been recognized (Refer to Note 6)
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The vesting dates of share options (Refer to Note 28)